March 30, 2005



Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004

RE: AEI INCOME & GROWTH FUND 23 LLC
    FILE NO. 000-30449


TO WHOM IT MAY CONCERN:

        Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10KSB for AEI Income & Growth 23 LLC Commission File number: 000-30449


Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer